Research and Development, Net (Tables)	12 Months Ended
Jan. 31, 2021
Research and Development [Abstract]
Schedule of Activity for Capitalized Software Development Costs	Activity for our capitalized software development costs for the years ended January 31, 2021, 2020, and 2019, was as follows:

	Year Ended January 31,
(in thousands)	2021	2020	2019
Capitalized software development costs, net, beginning of year	$11,679	$6,076	$5,117
Software development costs capitalized during the year	5,132	7,638	2,687
Amortization of capitalized software development costs	(3,072)	(2,023)	(1,730)
Write-offs of capitalized software development costs	(2,244)	—	—
Foreign currency translation and other	(180)	(12)	2
Capitalized software development costs, net, end of year	$11,315	$11,679	$6,076